Shareholder Fees {- Fidelity® Limited Term Government Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity Limited Term Government Fund - PRO-07 | Fidelity® Limited Term Government Fund
Shareholder Fees:
(fees paid directly from your investment)	none